Terrance James Reilly Of Counsel Admitted in Pennsylvania and New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7318 Fax:215-772-7620 Email:treilly@mmwr.com

February 24, 2016

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund
1933 Act Registration No. 002-74436
1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund (the “Trust”), attached herewith for filing pursuant to paragraph (a) (1) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), please find Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (“PEA No. 51”).

PEA No. 51 relates only to the Trust’s sole series of shares, also named “New Alternatives Fund” (the “Fund”).

PEA No. 51 is being filed to disclose changes to the wording of the Fund’s investment objective. Since the Fund commenced operations on September 3, 1982, its investment objective has been long-term capital appreciation. The Fund’s investment objective is not fundamental, which means that it can be changed by the Board of Trustees without the approval of the shareholders. However, the Trust has committed that it will not change the investment objective without providing shareholders with at least 60 days prior written notice of such change.

The Board of Trustees voted unanimously to change the wording of the Fund’s investment objective to read: “The investment objective of the Fund is long-term capital appreciation, with income as a secondary objective.” The Trust is providing existing

Montgomery McCracken Walker & Rhoads LLP

U. S. Securities and Exchange Commission

February 24, 2016

shareholders with at least 60 days prior written notice of this proposed change. Such written notice is contained in the Fund’s Annual Report to Shareholders which will first be distributed on or about February 29, 2016. This change to the Fund’s investment objective will be effective on April 30, 2016.

This change in the wording of the Fund’s investment objective is not intended to reflect any change in the Fund’s investment policies or strategies. Instead, it is meant to better describe the Fund’s investment portfolio. Fund management has noticed in recent years that many of the Fund’s eligible portfolio securities offer not only an opportunity for long-term capital appreciation but also provide dividend income. This change in language reflects that income component.

On or before the effective date of PEA No. 51, the Trust shall file a new post-effective amendment to its Registration Statement on Form N-1A pursuant to paragraph (b) of Rule 485 under the Securities Act to: (i) update financial information; (ii) incorporate by reference the audited financial information for the Fund for its most recent fiscal year ended December 31, 2015; (ii) add appropriate exhibits and consents (if any); and (iii) respond to any material comments from the Commission.

Questions concerning PEA No. 51 may be directed to Terrance James Reilly at (215) 772-7318.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:	David J. Schoenwald
Linda N. Hoffman, Esq.

Enclosure